DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATIONS
3.	DISCONTINUED OPERATIONS

In August 2010, the Company sold Shanghai Meihuilong, its wholly-owned subsidiary, that provided catering services to institutional customers.

In August 2010, the Company terminated its contractual relationships with Baichuan Tongda, its former VIE, and in connection therewith, received cash of approximately RMB1,500 (US$227).

Summarized 2010 operating results from discontinued operations included in the Company’s consolidated statements of operations are as follows:

Years Ended December 31,
2010
RMB
Net revenues	19,271

Income before income taxes	1,410
Loss from disposal of the discontinued component	(1,808)
Income tax benefit	—

Loss from discontinued operations, net of tax	(398)
Non-controlling interest in discontinued operations	—

Loss from discontinued operations	(398)

Loss per share from discontinued operations -basic	(0.01)

Loss per share from discontinued operations -diluted	(0.01)